Income Taxes - Significant Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Non-Current Deferred Tax Assets:
Reserves and accruals	$ 159,163	$ 152,137
Assets held for sale	63,540	144,606
Net Operating Loss Carryforwards	30,291,080	26,174,912
Research and development credits	1,580,253	1,381,296
Intangible Assets	(74,376)	(77,168)
Fixed Assets		3,242
Fixed Assets	(1,764)
Total Non-Current Deferred Tax Assets	32,017,896	27,779,025
Valuation Allowance	(32,017,896)	(27,779,025)
Net Deferred Tax Liability	$ 0	$ 0